Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued And Other Current Liabilities, And Other Long-Term Liabilities [Abstract]
Schedule Of Accrued And Other Current Liabilities

	2011	2010
Accrued royalties payable	$73.3	$63.3
Payroll and related taxes	32.5	40.9
Accrued rebates	31.7	22.6
Sales and marketing accruals	23.4	22.0
Clinical trial accruals	15.2	13.8
Accrued interest	11.4	18.3
Restructuring accruals	9.7	12.9
Deferred rent	1.9	3.5
Litigation accruals	0.7	207.0
Deferred revenue	0.3	1.0
Transition Collaboration Agreement modification payment	—	9.0
Other accruals	29.8	28.2

Total accrued and other current liabilities	$229.9	$442.5

Schedule Of Other Long-Term Liabilities

	2011	2010
Deferred rent	$17.0	$18.8
Unfunded pension liability	12.2	19.9
Accrued income tax payable	6.2	11.1
Deferred revenue	0.4	0.7
Other	24.9	20.6

Total other long-term liabilities	$60.7	$71.1

Schedule Of Rollforward Of The Severance, Restructuring And Other Charges Accrual

Balance at December 31, 2008	$10.9
Restructuring and other charges	30.3
Reversal of prior year accrual	(0.6)
Cash payments	(34.8)
Non-cash charges	(1.7)

Balance at December 31, 2009	$4.1
Restructuring and other charges	19.4
Reversal of prior year accrual	(0.5)
Cash payments	(9.1)
Non-cash charges	(1.0)

Balance at December 31, 2010	$12.9
Restructuring and other charges	20.4
Reversal of prior year accrual	(1.0)
Cash payments	(21.5)
Non-cash charges	(1.1)

Balance at December 31, 2011	$9.7